Derivative financial liability - current (Details 1) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	6,738,641	7,045,456
Number of shares outstanding, at ending		6,738,641
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	6,738,641	7,045,456
Shares lapsed
Shares exercised		(306,815)
Number of shares outstanding, at ending	6,738,641	6,738,641
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	3,150,000	3,150,000
Shares lapsed
Shares exercised
Number of shares outstanding, at ending	3,150,000	3,150,000
D A R A Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	4,080	4,624
Shares lapsed		(544)
Shares exercised
Number of shares outstanding, at ending	4,080	4,080
D A R A Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	2,835	2,835
Shares lapsed	(13)
Shares exercised
Number of shares outstanding, at ending	2,822	2,835